Stock Based and Other Compensation (Option and warrant activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010 year	Dec. 31, 2009 year	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares outstanding at the beginning of year	1,699,701	2,255,604	2,543,239
Exercised	(449,660)	(399,507)	(201,701)	(1,500,000)
Shares forfeited / expired	(42,000)	(156,396)	(85,934)
Shares outstanding at the end of year	1,208,041	1,699,701	2,255,604	2,543,239
Shares vested and expected to vest at end of year	1,194,123
Shares exercisable at end of year	959,779	1,231,683	2,220,902
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding at beginning of year	$ 28.57	$ 27.55	$ 27.16
Exercised	$ 27.71	$ 22.26	$ 22.29	$ 1
Forfeited / Expired	$ 32.85	$ 30.24	$ 28.46
Outstanding at end of year	$ 28.73	$ 28.57	$ 27.55	$ 27.16
Weighted average remaining contractual term	3.29
Aggregate Intrinsic Value	$ 14,582,357
Vested and expected to vest at end of year - weighted average exercise price	$ 28.81
Vested and expected to vest at end of year - weighted average remaining contractual term	3.29	4.26	4.80
Vested and expected to vest at end of year - aggregate intrinsic value	14,484,260
Exercisable at end of year - weighted average exercise price	$ 28.36	$ 27.86	$ 27.50
Exercisable at end of year - weighted average remaining contractual term	2.95
Exercisable at end of year - aggregate intrinsic value	$ 12,073,268